STOCKHOLDER'S EQUITY (Details Narrative) (USD $)	12 Months Ended		1 Months Ended					6 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Nov. 30, 2011 The Bullfrog Project	Oct. 31, 2011 The Bullfrog Project	Aug. 30, 2011 The Bullfrog Project	Aug. 25, 2011 The Bullfrog Project	Jun. 30, 2010 The Bullfrog Project	Jun. 30, 2012 The Bullfrog Project	Dec. 31, 2010 The Bullfrog Project	May 01, 2011 The Bullfrog Project
Percentage of bullfrog project property interest (in percent)									90.00%
Acquisition of mineral property (in shares)									923,077
Percentage of remaining bullfrog project property interest (in percent)							10.00%
Acquisition of mineral property		$ 300					$ 100,000
Percentage of bullfrog project net smelter return royalty (in percent)										3.00%
Issuance of Common stock for cash, July and August 2011 (in shares)						1,678,612
Issuance of Common stock for cash, July and August 2011	545					545
Description of reverse stock split								Shares are reflective of a reverse split of Standard Gold’s common stock, effective August 26, 2011, on a 1 for 3.25 basis. All share data in the accompanying financial statements and notes have been retroactively restated to reflect the reverse split.
Issuance of Common stock for mineral claim purchase option, August 2011, shares					4,000,000
Receipt of future payment				6,364
Exploration costs			$ 45,000